CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 42,519	$ 31,770
Restricted cash	8,410	7,198
Trade receivables	3,653	415
Amounts due from affiliates	7,500	3,639
Advances to joint ventures		3,284
Current portion of net investment in financing lease	5,426	4,969
Prepaid expenses and other receivables	3,772	3,883
Total current assets	71,280	55,158
Long-term assets
Restricted cash	10,991	12,095
Accumulated earnings of joint ventures	35,708	9,690
Advances to joint ventures	7,511	869
Vessels, net of accumulated depreciation	602,289	619,620
Other equipment	100	109
Intangibles and goodwill	11,301	14,056
Net investment in financing lease	263,862	269,288
Long-term deferred tax asset	144	102
Other long-term assets	822	823
Total long-term assets	932,728	926,652
Total assets	1,004,008	981,810
Current liabilities
Current portion of long-term debt	46,385	59,119
Trade payables	3,890	467
Amounts due to owners and affiliates	3,655	2,600
Value added and withholding tax liability	935	1,445
Derivative instruments	5,239	6,945
Accrued liabilities and other payables	16,105	7,232
Total current liabilities	76,209	77,808
Long-term liabilities
Long-term debt	339,687	355,470
Revolving credit facility due to owners and affiliates	24,942	18,465
Derivative instruments	7,631	19,530
Long-term tax liability	6,391	2,668
Long-term deferred tax liability	18,462	14,430
Other long-term liabilities	166	124
Total long-term liabilities	397,279	410,687
Total liabilities	473,488	488,495
EQUITY
Accumulated other comprehensive income (loss)	(15,699)	(29,572)
Total partners' capital	530,520	493,315
Total equity	530,520	493,315
Total liabilities and equity	1,004,008	981,810
8.75% Series A Preferred Units [Member]
EQUITY
Preferred units	176,078	167,760
Common units public [Member]
EQUITY
Common units	317,515	308,850
Common Units Hegh LNG [Member]
EQUITY
Common units	$ 52,626	$ 46,277